Common Stock Options	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Common Stock Options

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, allows for the issuance of up to a total of 7,600,000 shares under the Plan. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of May 4, 2013, 4,873,709 stock options or restricted shares were available for grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”). On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of May 4, 2013, $0.2 million was recorded as a deposit liability.

The following table summarizes the activity related to the restricted shares of common stock (in thousands):

	Number of shares	Deposit liability
Unvested, February 2, 2013	31,542	$308
Vested	(11,137)	(80)

Unvested, May 4, 2013	20,405	$228

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at February 2, 2013	1,187,817	$10.43	9.3
Granted	122,250	37.22
Forfeited	(4,843)	4.95
Exercised	(36,781)	4.28

Balance at May 4, 2013	1,268,443	$13.21	8.9

Exercisable at May 4, 2013	56,158	$10.73	7.2

Included in the options outstanding as of May 4, 2013 are options to purchase shares of common stock by non-employees. The Company accounts for stock-based compensation for non-employee stock options by using the Black-Scholes option-pricing model and records expense as the options vest. Non-employee options subject to vesting are required to be periodically revalued over their service period, which is generally the same as the vesting period.

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant and the fair value of each option award granted to non-employees is estimated on the date of grant and is required to be periodically revalued over the contractual period until the option award is exercised or forfeited using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.5%	1.1%
Expected life of options - for employee grants	7.0 years	6.3 years
Expected dividend yield	—%	—%

The Company uses the simplified method to estimate the expected term of the option. The expected volatility incorporates historical and implied volatility of similar entities whose share price are publicly available. The risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, for the thirteen weeks ended April 28, 2012 and May 4, 2013 was $4.36 and $18.15, respectively.

As of May 4, 2013, there was $13.3 million of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 2.0 years.

(6) Common Stock Options

2002 Equity Incentive Plan

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, increased the number of shares authorized for issuance under the Plan to a total of 7,600,000 shares. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of February 2, 2013, 4,992,675 stock options or restricted shares were available for grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”). The Company recorded $4.3 million of additional compensation cost in fiscal 2010 to reflect the incremental value associated with the modification of the options, which was primarily related to the value of the dividends received by the exercisers before the original vesting date.

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of January 28, 2012 and February 2, 2013, $1.1 million and $0.3 million respectively, was recorded as a deposit liability.

On May 23, 2012, the Company’s board of directors, in accordance with the Plan’s documents, approved an equitable adjustment to all options outstanding on the date of the Company’s dividend declaration to reflect the dividend value received by the Company’s common and preferred shareholders. The exercise price of each outstanding option was reduced by $2.02. The adjustment did not result in additional compensation expense given the adjustment was required under the Plan’s documents and there was no increase in the fair value of the awards before and after payment of the dividend and adjustment of the awards.

Restricted Stock Activity

The following table summarizes the activity related to the restricted shares of common stock (in thousands except share data):

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested January 28, 2012	141,927	1,131
Vested	(106,980)	(802)
Repurchases upon employee termination	(3,405)	(21)

Unvested February 2, 2013	31,542	$308

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 30, 2010	840,860	$3.41	6.9
Granted	2,427,690	6.93
Forfeited	(6,736)	3.88
Exercised	(1,125,629)	5.64

Balance at January 29, 2011	2,136,185	6.31	9.7
Granted	611,313	7.03
Forfeited	(119,543)	6.40

Balance at January 28, 2012	2,627,955	6.47	9.0
Granted	687,416	14.96
Forfeited	(98,048)	9.14
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	(8,886)	4.12

Balance at February 2, 2013(1)	1,187,817	10.43	9.3

Exercisable at February 2, 2013	25,240	$11.73	7.1

(1)	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.

Included in the options granted during fiscal 2010 and outstanding as of January 28, 2012 are options to purchase 1,010,310 shares of common stock, which vest incrementally only upon the achievement of certain performance targets including achieving targeted internal rates of return for the Company’s preferred shareholders or the Company achieving certain market capitalization levels subsequent to an initial public offering. In March 2012, options to purchase 2,020,620 shares of common stock granted during fiscal 2010, including the options that were to vest upon the achievement of performance targets, were cancelled and an equal number of restricted shares were granted (see note 5). During fiscal 2011 and 2010, no compensation expense was recognized for the options that were to vest upon the achievement of performance targets prior to their cancellation since the Company’s management determined that the performance targets were not probable of achievement.

Included in the options granted during fiscal 2012 are options to purchase shares of common stock to non-employees. We account for stock-based compensation for non-employee stock options by using the Black-Scholes option-pricing model and record expense as the options vest. Non-employee options subject to vesting are required to be periodically revalued over their service period, which is generally the same as the vesting period.

The fair value of each option award granted to employees and non-employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2010	2011	2012
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	1.8%	2.0%	1.3%
Expected life of options	7.0 years	7.0 years	6.3 years
Expected dividend yield	— %	— %	— %

The Company uses the simplified method to estimate the expected term of the option. The expected volatility incorporates historical and implied volatility of similar entities whose share prices are publicly available. The risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, in fiscal 2010, fiscal 2011 and fiscal 2012 was $3.41, $3.58 and $7.42 respectively. The total intrinsic value of stock options exercised during fiscal 2010, fiscal 2011 and fiscal 2012 was $15.6 million, zero and $0.4 million, respectively. In fiscal 2012, we recorded cash received from the exercise of options of $36,000 and excess tax benefits from option exercises and restricted stock of $1.6 million. Upon option exercise, we issued new shares of stock.

As of February 2, 2013, there was $13.2 million of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 1.9 years.